Changes In Accounting Policies	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Changes In Accounting Policies
NOTE 4. CHANGES IN ACCOUNTING POLICIES
Amendments to Existing Standards
The Company has reviewed amendments to existing accounting standards, The following amendments, effective for annual periods beginning on or after January 1, 2023, were adopted by the Company as of January 1, 2023. There were no adjustments that resulted from the adoption of these amendments on January 1, 2023.

(a)	IAS 1 Presentation of Financial Statements (“IAS 1”) and IFRS Practice Statement 2
Effective January 1, 2023, the IASB issued amendments to IAS 1, which helps companies provide useful accounting policy disclosures. The key amendments include (a) requiring companies disclose their material accounting policies rather than focusing on significant accounting policies; (b) clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and (c) clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.

(b)	IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)
Effective January 1, 2023, the definition of accounting estimates was amended under IAS 8. Under the amended definition, a change in an input or a change in a measurement technique are changes in accounting estimates if they do not result from the correction of prior period errors. The amendment further clarifies that accounting estimates are monetary amounts in the financial statements subject to measurement uncertainty.

(c)	IAS 12 Income Taxes (“IAS 12”)

(i)
In May 2021, the IASB issued amendments to IAS 12, which narrows the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences. Under the amendments, the initial recognition exception does not apply to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. It only applies if the recognition of a related asset and liability give rise to taxable and deductible temporary differences that are not equal.

(ii)
In May 2023, the IASB issued final amendments to International Tax Reform – Pillar Two Model Rules. The amendments introduced a temporary exception to entities from the recognition and disclosure of information about deferred tax assets and liabilities related to Pillar Two model rules. The Company is within the scope of the Organisation for Economic
Co-operation
and Development Pillar Two model rules, and under the legislation, the Company is liable to pay a top-up
tax for the difference between its GLoBE effective tax rate per jurisdiction, and the 15% minimum rate. The Company’s subsidiaries have an effective tax rate that exceeds 15%, except for certain subsidiaries that operate in the UAE and Bahrain.

For the year ended December 31, 2023, earnings before income taxes from the UAE and Bahrain was approximately $37 million with an average tax rate of 0% as calculated in accordance with IAS 12. Management has determined that these jurisdictions are more likely than not to have additional current tax liability. Due to the complexities in applying the legislation and calculating GLoBE income, the quantitative impact of this legislation is not yet reasonably estimated.
New Accounting Pronouncements
The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective.

(a)	IAS 1 Presentation of Financial Statements (“IAS 1”)
In October 2022, the IASB issued amendments to clarify that the classification of liabilities as current or non-current
is based solely on a company’s right to defer settlement for at least twelve months at the reporting date. The right needs to exist at the reporting date and must have substance. In addition to the amendment from January 2020 where the IASB issued amendments to IAS 1, to provide a more general approach to the presentation of liabilities as current or non-current,
only covenants with which a company must comply on or before the reporting date may affect this right. Covenants to be complied with after the reporting date do not affect the classification of a liability as current or non-current
at the reporting date.
These amendments are effective January 1, 2024 and are to be applied retrospectively. Management believes these amendments will have no significant impacts on the Company.

(b)	IFRS 16 Leases (“IFRS 16”)
In September 2022, the IASB issued amendments to IFRS 16 that add subsequent measurement requirements for lease liabilities arising from sale and leaseback transactions for seller-lessees. The amendment does not prescribe specific measurement requirements for lease liabilities but measures the lease liability in a way that it does not recognise any amount of the gain or loss that relates to the right of use retained.
These amendments are effective January 1, 2024 and are to be applied retrospectively. Management believes these amendments will have no significant impacts on the Company.

(c)	IAS 21 The Effects of Changes in Foreign Exchange Rates (“IAS 21”)
In August 2023, the IASB issued amendments to IAS 21 which specifies how an entity should assess whether a currency is exchangeable and how to estimate the spot exchange rate when a currency is not exchangeable.
Under the amendment, a currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations. When a currency is not exchangeable, an entity estimates the spot rate as the rate at which an orderly transaction would take place between market participants at the measurement date that would reflect the prevailing economic conditions. An entity is required to disclose information that would enable users to evaluate when and how a currency’s lack of exchangeability affects financial performance, financial positions, and cash flows of an entity.
The amendments are effective January 1, 2025, with early adoption permitted. Management has not yet determined the full impact this amendment will have on the Company.